COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2013
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Text Block]
NOTE 6 -              COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June 30,
	2012	2013

Contract costs incurred plus estimated earnings, net	$573,517,664	$752,152,128
Less: progress billings	(458,356,428)	(608,399,150)

	$115,161,236	$143,752,978

As of June 30, 2012 and 2013, balances of $16,762,243 and $16,548,951, respectively, were related to contracts which are completed but are still within the warranty period, of which an amount of $676,318 and $694,786, respectively, was expected to be collected after one year.